Consolidated Statements of Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Writedown of securities, losses	$ 38	$ 57
Writedown of securities, losses net	$ 30	$ 40